UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if amendment [ ]; Amendment Number: ______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     Greenhaven Associates, Inc.
          Three Manhattanville Road
          Purchase NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chris A. Wachenheim
Title:  Vice President
Phone:  914-253-9374

Signature. Place, and Date of Signing:

/s/ Chris A. Wachenheim         Purchase, NY              April 12,2002
-----------------------         ------------              -------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section]

Form 13F File Number                     Name

---------------------------              --------------------------------
[Repeat as necessary.]

                             13F as of March, 2002

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              COL 1                   COL 2        COL 3      COL 4      CO 5                COL 6                COL 7
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                                    TITLE OF                  VALUE    PRINCIPAL               SHARED     VOTING AUTHORITY SHARES
         NAME OF ISSUER              CLASS         CUSIP       $000      AMOUNT       SOLE      OTHER        SOLE         NONE
==================================================================================================================================
Abitibi-Consolidated (ABY)           COMMON      003924107     24,751   2,781,000    331,500  2,449,500    331,500      2,449,500
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Alberta Energy (AOG)                 COMMON      012873105    161,793   3,685,500    522,200  3,163,300    522,200      3,163,300
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Alcan Aluminum (AL)                  COMMON      013716105     85,335   2,153,300     60,000  2,093,300     60,000      2,093,300
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Alcoa Inc (AA)                       COMMON      013817101     56,319   1,492,278             1,492,278                 1,492,278
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Burlington Northern Santa Fe (BNI)   COMMON      12189T104     29,930     991,700               991,700                   991,700
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Centex Construction Products (CXP)   COMMON      15231R109      2,391      60,100     44,100     16,000     44,100         16,000
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Centex Corp (CTX)                    COMMON      152312104    208,229   4,009,800  1,237,000  2,772,800  1,237,000      2,772,800
----------------------------------------------------------------------------------------------------------------------------------
Century Aluminum (CENX)              COMMON      156431108     15,568     958,000    469,000    489,000    469,000        489,000
----------------------------------------------------------------------------------------------------------------------------------
Cleveland Cliffs (CLF)               COMMON      185896107      6,145     279,300     35,500    243,800     35,500        243,800
----------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)                 COMMON      23331A109     39,468   1,046,900             1,046,900                 1,046,900
----------------------------------------------------------------------------------------------------------------------------------
Deere & Company (DE)                 COMMON      244199105    152,779   3,354,100    523,000  2,831,100    523,000      2,831,100
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Del Laboratories, Inc (DLI)          COMMON      245091103      2,198     114,975    114,975               114,975
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Dow Chemical Co (DOW)                COMMON      260543103     47,467   1,450,700             1,450,700                 1,450,700
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Equity Office Properties (EOP)       COMMON      294741103      1,124      37,480                37,480                    37,480
----------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises (FNLY)            COMMON      317884203      2,526     210,500    210,500               210,500
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Franklin Covey Co (FC)               COMMON      353469109        123      48,000                48,000                    48,000
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Frontline Limited (FRO)              COMMON      G3682E127     13,251   1,183,150    790,400    392,750    790,400        392,750
----------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)              COMMON      371927104      1,241     427,800    270,300    157,500    270,300        157,500
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Gentiva Health Services (GTIV)       COMMON      37247A102      7,923     320,000    320,000               320,000
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Hovnanian Enterprises (HOV)          COMMON      442487203      5,052     190,000    134,000     56,000    134,000         56,000
----------------------------------------------------------------------------------------------------------------------------------
KB HOME  (KBH)                       COMMON      48666K109      8,441     194,500      6,000    188,500      6,000        188,500
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Kellwood Company (KWD)               COMMON      488044108     13,000     535,200    161,900    373,300    161,900        373,300
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Kerr-McGee Corp (KMG)                COMMON      492386107      5,028      80,000                80,000                    80,000
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Lennar Corporation (LEN)             COMMON      526057104     64,299   1,218,700     24,000  1,194,700     24,000      1,194,700
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Longview Fibre (LFB)                 COMMON      543213102      1,380     134,000               134,000                   134,000
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Mack-Cali Realty Corp (CLI)          COMMON      554489104        659      19,000                19,000                    19,000
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Methanex Corp (MEOH)                 COMMON      59151K108     20,029   2,702,945    529,875  2,173,070    529,875      2,173,070
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Morgan Stanley Asia Pac (APF)        COMMON      61744U106      2,168     255,115               255,115                   255,115
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MPS Group, Inc. (MPS)                COMMON      553409103      2,078     237,500    160,000     77,500    160,000         77,500
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Nova Chemicals Corp (NCX)            COMMON      66977W109     22,449     897,600    117,500    780,100    117,500        780,100
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Omega Protein (OME)                  COMMON      68210P107      1,418     450,000    450,000               450,000
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OMI Corp (OMM)                       COMMON      Y6476W104      8,458   2,114,500  1,614,500    500,000  1,614,500        500,000
----------------------------------------------------------------------------------------------------------------------------------
Pope & Talbot (POP)                  COMMON      732827100        315      21,500                21,500                    21,500
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Pulte Homes Inc. (PHM)               COMMON      745867101    140,827   2,943,100  1,180,000  1,763,100  1,180,000      1,763,100
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COLUMN TOTAL                                                1,154,162
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

Greenhaven Associates
Purchase, New York                 Page 1 of 2                         4/12/2002

                             13F as of March, 2002

----------------------------------------------------------------------------------------------------------------------------------
              COL 1                   COL 2        COL 3      COL 4      CO 5                COL 6                COL 7
----------------------------------------------------------------------------------------------------------------------------------
                                    TITLE OF                  VALUE    PRINCIPAL               SHARED     VOTING AUTHORITY SHARES
         NAME OF ISSUER              CLASS         CUSIP       $000      AMOUNT       SOLE      OTHER        SOLE         NONE
==================================================================================================================================
Reckson Associates Realty (RA)       COMMON      75621K106        498      20,200                20,200                    20,200
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Ryder Systems Inc. (R)               COMMON      783549108    123,711   4,187,900  1,228,800  2,959,100  1,228,800      2,959,100
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Snap-On (SNA)                        COMMON      833034101     43,359   1,273,400     99,600  1,173,800     99,600      1,173,800
----------------------------------------------------------------------------------------------------------------------------------
Stolt Offshore SA  (SOSA)            COMMON      861567105      9,739   1,148,500    936,000    212,500    936,000        212,500
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Stolt-Nielsen S.A. (SNSA)            COMMON      861565109        458      27,000                27,000                    27,000
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Teekay Shipping Corp (TK)            COMMON      Y8564W103     37,510     984,000    297,200    686,800    297,200        686,800
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Toll Brothers, Inc. (TOL)            COMMON      889478103     14,860     298,100               298,100                   298,100
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UnumProvident Corp (UNM)             COMMON      91529Y106    103,699   3,712,800    402,500  3,310,300    402,500      3,310,300
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COLUMN TOTAL                                                  333,834
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GRAND TOTAL                                                 1,487,996
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

Greenhaven Associates
Purchase, New York                 Page 2 of 2                         4/12/2002